Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation	Stock-Based Compensation
Performance and Incentive Pay Plan
The Company's Performance and Incentive Pay Plan (the “PIPP”), which was approved on February 20, 2019 and amended on May 29, 2020 in connection with the Recapitalization Transaction, is a stock-based compensation plan to attract, retain and motivate employees and directors while directly linking incentives to increases in stockholder value. Terms and conditions (including performance-based vesting criteria) of awards granted under the PIPP are established by the Board of Directors or the Compensation Committee of the Board of Directors, who administer the PIPP. Awards may be granted in a variety of forms, including restricted stock, restricted stock units, stock options, stock appreciation rights, performance awards, and other stock-based awards. The number of shares of common stock made available for award under the PIPP is equal to 5.0% of the issued and outstanding shares of the Company's common stock immediately after the close of the Recapitalization Transaction, or 2,508,002 shares. There are currently 1,146,784 shares available for issuance under the PIPP. There are no equity compensation plans not approved by stockholders.
As of March 31, 2021, all awards granted under the PIPP were in the form of restricted stock units to employees or consultants of the Company. Restricted stock units granted to employees under the PIPP without performance-based vesting criteria typically vest in either equal annual installments over two to three years, or in entirety on the fourth anniversary after the grant date. Awards granted to employees with performance-based vesting criteria typically vest in annual installments over two or three years subject to the achievement of certain financial and operating results of the Company. Certain restricted stock units granted to non-employee directors vested immediately while others vest in equal installments over a two to three year period.
For restricted stock units granted in the first quarter of 2019 that had not vested as of March 31, 2021 a price per share was not determined as of the grant date. The number of shares of common stock of the Company to be issued upon vesting is to be calculated on the vesting date, which is either the second or third anniversary of the date of the grant, or the annual date the compensation committee determines the achievement of the corporate performance targets. Such unvested restricted stock unit awards are included in Other liabilities, non-current. Refer to Note 8 - Other Liabilities for further detail.
The following table summarizes the Company’s stock-based compensation cost and unrecognized stock-based compensation cost by plan (dollars in thousands):

	Performance and Incentive Pay
	Three months ended March 31, 2021	Three months ended March 31, 2020
Non-vested at beginning of year	$2,870	$2,509
Granted	4,804	—
Canceled/forfeited	(158)	(1,339)
Vested	(581)	(583)
Non-vested at end of period	$6,935	$587
In connection with the closing of the Recapitalization Transaction on May 29, 2020, approximately 0.1 million restricted stock units, which were granted in 2019, vested at an average price of $12.65 per share, the closing price of common stock on the date of the Recapitalization Transaction. On June 1, 2020, approximately 0.1 million restricted stock units vested at an average price of $11.50 per share, the closing price of common stock on such vesting date.
During the three months ended March 31, 2021 and the year ended December 31, 2020, the Company reclassified $0.1 million and $1.8 million from Other liabilities, current to Additional paid-in capital for restricted stock units that vested. Shares of the Company’s common stock were issued for the vested restricted stock units held by former employees as of December 31, 2020; however, shares of common stock for such awards will not be issued to current employees until the Conversion Date, as defined in the equity award agreements.
Non-Employee Director Phantom Stock Plan
Non-executive members of Seller's Board of Directors received phantom shares pursuant to the Hycroft Mining Corporation Non-Employee Director Phantom Stock Plan (the “Phantom Plan”) as part of their annual compensation pursuant to phantom stock award agreements. For grants issued during the years ended 2015 and 2016, the cash payment was equal to the fair market value of one share of common stock of Seller at the date of payment. Under the grant agreements, each phantom share vested on the date of grant and entitled the participant to a cash payment. For grants issued during 2018, 2019, and 2020, the cash payment was equal to the greater of the (1) grant date value, or (2) the fair market value of one share of common stock of Seller at the date of payment. The cash payments were to be made to participants upon certain Payment Events, as such term is defined in the Phantom Plan, which was triggered by the closing of the Recapitalization Transaction. In connection with the closing of the Recapitalization Transaction, a $1.8 million cash payment was made to the participants to satisfy the 1,237,500 phantom shares that were vested and outstanding.	Stock-Based Compensation
Performance and Incentive Pay Plan
The Company's Performance and Incentive Pay Plan (the “PIPP”), which was approved on February 20, 2019 and amended on May 29, 2020 in connection with the Recapitalization Transaction, is a stock-based compensation plan to attract, retain and motivate employees and directors while directly linking incentives to increases in stockholder value. Terms and conditions (including performance-based vesting criteria) of awards granted under the PIPP are established by the Board of Directors or the Compensation Committee of the Board of Directors, who administer the PIPP. Awards may be granted in a variety of forms, including restricted stock, restricted stock units, stock options, stock appreciation rights, performance awards, and other stock-based awards. The number of shares of common stock made available for award under the PIPP is equal to 5.0% of the issued and outstanding shares of the Company's common stock immediately after the close of the Recapitalization Transaction, or 2,508,002 shares. There are currently 1,819,814 shares registered and available to grant under the PIPP. There are no equity compensation plans not approved by stockholders.
As of December 31, 2020, all awards granted under the PIPP were in the form of restricted stock units to employees or consultants of the Company. Restricted stock units granted to employees under the PIPP without performance-based vesting criteria typically vest in either equal annual installments over two to three years, or in entirety on the fourth anniversary after the grant date. Awards granted to employees with performance-based vesting criteria typically vest in annual installments over two or three years subject to the achievement of certain financial and operating results of the Company. Restricted stock units granted to non-employee directors vested immediately while others vest in equal installments over a two to three year period.
For restricted stock units granted in the first quarter of 2019 that had not vested as of December 31, 2020, a price per share was not determined as of the grant date. The number of shares of common stock of the Company to be issued upon vesting is to be calculated on the vesting date, which is either the second or third anniversary of the date of the grant, or the annual date the compensation committee determines the achievement of the corporate performance targets. Such unvested restricted stock unit awards are included in Other liabilities, non-current. Refer to Note 8 - Other Liabilities for further detail.
The following table summarizes the Company’s stock-based compensation cost and unrecognized stock-based compensation cost by plan (in thousands):

	Restricted Stock Units
Performance and Incentive Pay	Number of Units	Weighted Average Grant Date Fair Value
Non-vested at beginning of year(1)	339,271	$10.96
Granted	517,234	8.11
Canceled/forfeited	(131,724)	11.32
Vested	(179,085)	11.05
Non-vested at end of year	545,696	$8.12
(1)The weighted average grant date fair value for non-vested restricted stock units at the beginning of the year was not determined because a price per share was not determined as of the grant date. The number of shares of common stock of the Company to be issued upon vesting is to be calculated on the vesting date.
In connection with the closing of the Recapitalization Transaction on May 29, 2020, approximately 0.1 million restricted stock units, which were granted in 2019, vested at an average price of $12.65 per share, the closing price of common stock on the date of the Recapitalization Transaction. On June 1, 2020, approximately 0.1 million restricted stock units vested at an average price of $11.50 per share, the closing price of common stock on such vesting date. Additionally, in connection with the 2020 annual grant to the Company’s directors, approximately 0.03 million restricted stock units were granted on December 4, 2020, which immediately vested at $7.43 per share, the closing price on the Nasdaq Capital Market of the Company's common stock on December 4, 2020.
During the year ended December 31, 2020, the Company reclassified $1.8 million from Other liabilities, current to Additional paid-in capital for the restricted stock units that vested. Shares of the Company’s common stock were issued for the vested restricted stock units held by former employees as of December 31, 2020; however, shares of common stock for such awards will not be issued to current employees until the Conversion Date, as defined in the equity award agreements.
The total intrinsic value of restricted stock units (calculated as the product of price per share on the vesting date times the number of restricted stock units vested) vested during the year ended December 31, 2020 was $2.0 million. No restricted stock units vested during the year ended December 31, 2019.
Total compensation expense relating to restricted stock awards was $2.4 million and $1.2 million for the years ended December 31, 2020 and 2019, respectively. Our recognized tax benefit from this expense for the years ended December 31, 2020 and 2019 was $0.4 million and $0.3 million, respectively.
As of December 31, 2020, $2.9 million of total unrecognized compensation cost related to restricted stock units was expected to be recognized as an expense by the Company in the future over a weighted-average period of approximately 2.2 years.
Non-Employee Director Phantom Stock Plan
Non-executive members of Seller's Board of Directors received phantom shares pursuant to the Hycroft Mining Corporation Non-Employee Director Phantom Stock Plan (the “Phantom Plan”) as part of their annual compensation pursuant to phantom stock award agreements. For grants issued during the years ended 2015 and 2016, the cash payment was equal to the fair market value of one share of common stock of Seller at the date of payment. Under the grant agreements, each phantom share vested on the date of grant and entitled the participant to a cash payment. For grants issued during 2018, 2019, and 2020, the cash payment was equal to the greater of the (1) grant date value, or (2) the fair market value of one share of common stock of Seller at the date of payment. The cash payments were to be made to participants upon certain Payment Events, as such term is defined in the Phantom Plan, which was triggered by the closing of the Recapitalization Transaction. In connection with the closing of the Recapitalization Transaction, a $1.8 million cash payment was made to the participants to satisfy the 1,237,500 phantom shares that were vested and outstanding.
During the years ended December 31, 2020 and 2019, non-employee members of Seller’s Board of Directors were granted a total of 157,500 and 315,000 phantom shares of stock, respectively, that vested upon grant. During the years ended December 31, 2020 and 2019, the Company recorded $0.2 million and $0.7 million, respectively, in compensation expense related to the vesting and valuation adjustments of the Seller's phantom shares, which is included in General and administrative on the consolidated statements of operations. Historically, the Company included amounts for Seller's outstanding phantom awards at fair value within Other liabilities, current (see Note 19 - Fair Value Measurements for additional information).